Equity-Based Compensation (Tables)	12 Months Ended
Oct. 03, 2020
Share-based Payment Arrangement [Abstract]
Summary of Incentive Units Granted
The fair value of Incentive Units granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions. A summary of Incentive Unit activity and assumptions are as follows:

Fiscal Year Ended	October 3, 2020	September 28, 2019	September 29, 2018
Expected volatility	23.5%	22.9%	21.0%
Risk-free interest rate	1.4%	2.5%	2.2%
Dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	4.0	4.0	4.0
Weighted-average grant date fair value per Incentive Unit	$1.87	$1.69	$1.54

Summary of Incentive Units Activity
A summary of Incentive Unit activity is as follows:

Number of Incentive Units
Outstanding, September 30, 2017	7,841,743
Granted	1,020,000
Exercised	—
Forfeited	(915,750)

Outstanding, September 29, 2018	7,945,993
Granted	3,401,538
Exercised	—
Forfeited	(1,084,750)

Outstanding, September 28, 2019	10,262,781
Granted	5,980,675
Exercised	—
Forfeited	(2,976,250)
Outstanding, October 3, 2020	13,267,206

Vested, September 29, 2018	1,163,512
Vested, September 28, 2019	1,993,273
Vested, October 3, 2020	3,196,606